Acquisitions and Disposals - Summary of Impact of the Decrease in Shareholding on the Equity Attributable to Shareholders of the Group (Detail) - Unilever PLC [member] € in Millions	6 Months Ended
Jun. 30, 2020 EUR (€)
Disclosure Of Impact Of The Decrease In Shareholding On The Equity Attributable To Shareholders Of The Group [Line Items]
Net assets acquired before acquisition of GSKCH	€ 718
Net assets acquired after acquisition of GSKCH	661
Loss recognised in equity due to dilution	(57)
Gain arising from proportionate share of GSKCH's net assets acquired	3,001
Net gain arising from the Main Horlicks acquisition recognized in equity	€ 2,944